Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Compensation Expense
Share-based compensation expense by type of award was as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Stock options	$3,030	$757
Restricted stock units	696	—
Restricted stock units—executive officer	755	—

Total share-based compensation expense	$4,481	$757

Share-based compensation expense was as follows (in thousands):

	Year Ended December 31,
	2021	2020
Research and development	$1,930	$500
General and administrative	4,824	551

Total	$6,754	$1,051

Summary of Stock Option Activity
A summary of stock option activity for awards under the 2017 Plan and the 2022 Plan is presented below:

	Options Outstanding and Exercisable
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2022	5,598,830	$5.36	8.9	$7,349
Granted	2,829,435	14.87
Forfeited	(3,504)	11.38
Exercised	(311,172)	1.35

Outstanding as of March 31, 2022	8,113,589	$8.83	9.1	$44,630

Exercisable as of March 31, 2022	1,767,303	$4.83	8.1	$16,304

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money as of March 31, 2022.

A summary of stock option activity for awards under the 2017 Plan is presented below:

	Options Outstanding and Exercisable
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2021	1,952,145	$2.66	8.6	$8,143
Granted	4,145,794	6.31
Forfeited	(288,557)	3.40
Exercised	(210,552)	2.10

Outstanding as of December 31, 2021	5,598,830	$5.36	8.9	$7,349

Exercisable as of December 31, 2021	1,696,109	$3.72	8.0	$5,011

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money as of December 31, 2021.

Summary of Restricted Stock Units Activity
A summary of RSU activity for awards under the 2022 Plan is presented below:

	Number of Shares	Weighted Average Grate Date Fair Value
Outstanding as of January 1, 2022	—	$—
Granted	703,329	15.00
Vested	—	—
Forfeited	(666)	15.00

Outstanding as of March 31, 2022	702,663	$15.00

Schedule of Black-Scholes option pricing model for stock options granted
The assumptions used in the Black-Scholes option pricing model for stock options granted were as follows:

	2021	2020
Expected term	6.3—7 years	7 years
Expected volatility	90%—110%	95%—100%
Risk free interest rate	0.83%—1.52%	0.42%—1.42%
Expected dividend yield	—%	—%

Schedule of the Monte Carlos simulation models to determine the grant date fair value of the RSU Award	The assumptions used in the
Monte Carlo
s simulation models to determine the grant date fair value of the RSU Award for each of the three performance condition scenarios were as follows:

	Change in Control	IPO	Change in Control Following an IPO
Date of grant	June 9, 2021	December 7, 2021	December 7, 2021
Time to liquidity event (years)	1.56—3.06	10.00	1.33
Equity volatility	100%—110%	70%	65%
Risk-free interest rate	0.11%—0.31%	1.47%	0.44%
Discount for lack of marketability	26%—32%	5%	5%
Fair value of the RSU award (in thousands)	$1,580	$10,300	$150